Form N-1A Cover	Dec. 10, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	ADVANCED SERIES TRUST
Entity Central Index Key	0000814679
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 10, 2025
Prospectus Date	Jan. 02, 2026